Summary of Significant Accounting Policies - Summary of Outstanding Potentially Dilutive Securities Excluded in Calculation of Diluted Net Loss Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	2,765	5,406	7,946
ESPP shares pending issuance [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	0	8	5
Warrants to purchase common stock [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	13	13	150
Common stock options issued and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	1,299	5,385	4,826
RSUs outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	1,453	0	0
Shares issuable upon conversion of convertible note payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding potentially dilutive securities	0	0	2,965